OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
Other Current Liabilities
(in thousands of $)	2011	2010
Accrued charter hire	600	51
Deferred gain on sale and leaseback	16,352	-
Other	2,618	10,791
	19,570	10,842